Equity and Cash Incentive Program - Share-based Compensation Expense Relating to All Stock-Based Incentive Plans (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 1,768	$ 630	$ 3,129	$ 1,762	$ 2,236	$ 2,293	$ 1,925
Tax benefit	(421)	(219)	(717)	(611)	(774)	(787)	(658)
Stock-based compensation expense, net of tax	$ 1,347	$ 411	$ 2,412	$ 1,151	$ 1,462	$ 1,506	$ 1,267